Segment Information - Net Sales to Principal Customers (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 12,629	$ 13,146	$ 13,158
Operating Segments [Member] | U.S. Government Agencies [Member]
Segment Reporting Information [Line Items]
Net sales	9,168	10,026	10,439
Operating Segments [Member] | Commercial [Member]
Segment Reporting Information [Line Items]
Net sales	1,708	1,657	1,527
Operating Segments [Member] | Allied International Governments [Member]
Segment Reporting Information [Line Items]
Net sales	$ 1,753	$ 1,463	$ 1,192